November 30, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Re:	DREYFUS STRATEGIC MUNICIPALS, INC.
File No.: 811-5245; 33-15939

Ladies and Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6817.

Very truly yours,

/s/Yaroslava Kouskovskaya

Yaroslava Kouskovskaya